Accrued Liabilities	9 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
Accrued Liabilities

Note 9 – Accrued Liabilities

At September 30, 2024 and December 31, 2023, the Company had accrued interest on the convertible notes below of $0 and $269,152, respectively. At September 30, 2024 the Company had accrued liabilities totaling $305,178, which included $113,560 of financed insurance premiums, a contingent liability of $175,000, and other liabilities of $16,619. And at December 31, 2023 the Company had financed insurance premiums of $40,681.